Property, Plant And Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	June 30, 2013 (Unaudited)	December 31, 2012

Buildings	$6,913,305	$6,773,312
Shop equipment	20,108,558	19,483,024
Office equipment	4,323,285	4,243,396
Motor vehicles	1,490,510	1,460,327
Car park	20,813	20,392
Leasehold improvements	27,711,305	27,150,156
Construction in progress	9,925,444	10,008,740

Total property, plant and equipment	70,493,220	69,139,347
Less: accumulated depreciation and amortization	(26,980,554)	(23,699,987)

Total property, plant and equipment, net	$43,512,666	$45,439,360

The depreciation expenses for the six months period ended June 30, 2013 and 2012 were $3,280,567 and $3,284,259 respectively.

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

December 31,	2012	2011

Buildings	$6,773,312	$6,861,043
Shop equipment	19,483,024	19,815,360
Office equipment	4,243,396	4,028,789
Motor vehicles	1,460,327	1,642,125
Car park	20,392	20,237
Leasehold improvements	27,150,156	27,515,996
Construction in progress	10,008,740	2,087,368

Total property, plant and equipment	69,139,347	61,970,918
Less: accumulated depreciation and amortization	(23,699,987)	(18,928,782)

Total property, plant and equipment, net	$45,439,360	$43,042,136

Buildings with net book value of approximately $5,255,580 were used as collateral of short term bank loans.

The depreciation expenses for the years ended December 31, 2012 and 2011 were $6,702,740 and $6,065,858, respectively